Other Income (Expense), Net (Details) (USD $) In Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Other Income (Expense), Net
Impairment losses on investments		$ (4)	$ (1)	$ (14)
Net gain on sale of other investments		5	3	6
Equity interest in earnings and impairment losses on investments in unconsolidated affiliates, net			1	(9)
Other		1	3	2
Total other income (expense), net	5	2	6	(15)
Impairment losses on ownership interest				29
Investments		$ 13